Major Customers (Details Narrative) - Sales Revenue [Member]	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Customers [Member]
Concentrations of credit risk percentage	10.00%
Customer One [Member]
Concentrations of credit risk percentage		10.00%		24.00%
Customer One [Member] | Maximum [Member]
Concentrations of credit risk percentage		30.00%	13.00%